RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions

	2016	2017	2018
	RMB(in millions)
Commissions from Tongcheng-eLong (a)	—	—	190
Commissions from eLong (a)	261	573	63
Commissions from Huazhu (a)	44	77	61
Commissions from Homeinns and BTG (a)	67	63	93
Repayment of entrusted loan and interest from Baidu (b)	652	—	—
Shareholders' loan and interest to Skysea (c)	73	4	—
Commissions to Tongcheng-eLong (d)	—	—	516
Commissions to eLong (d)	86	244	66
Commissions to Baidu (d)	96	80	67
Commissions to LY.com (d)	62	70	6
Online marketing service from Baidu (e)	110	38	—
Repayment of entrusted loan and interest to Baidu (f)	1,837	—	—
(a)

BTG, Huazhu and eLong, have entered into agreements with the Company, respectively, to provide hotel rooms for our customers. In 2018, eLong completed a merger with LY.com and the enlarged group Tongcheng-eLong supersedes eLong to provide hotel rooms for our customer. The transactions above represent the commissions earned from these related parties.

(b)

On October 27, 2015, Qunar granted a loan amounting to RMB650 million (US$100 million) to Baidu. The loan bore an interest at 1.00% with a repayment term of 12 months. Qunar received the repayment in March, 2016.

(c)

In 2014, the Company provided a shareholder’s loan of US$80 million to Skysea. The interest rate is 3% per annum currently and shall be subject to annual review and adjustment with mutual consent. The transactions above represent the interest of the loan. In 2017, the Company provided a provision for the loan and receivable to Skysea with amount of RMB536 million. See (a) below.

(d)

The Company entered into agreements with eLong, LY.com and Baidu, upon which these related parties promote the Company’s hotel rooms on their platforms. In 2018, eLong completed a merger with LY.com and the enlarged group Tongcheng-eLong supersedes eLong and LY.com to promote the Company’s hotel rooms on their platforms. The transactions above represent the service commissions and Baidu Map business cooperation commission paid to these related parties.

(e)	The Company has entered into marketing service agreements with Baidu. The transactions above represent the marketing service fee paid to Baidu.

(f)

On March 12 and May 4, 2015, Qunar drew down RMB507 million and RMB627 million respectively pursuant to the revolving credit facility agreement with Baidu. In March 2016, Qunar repaid these loans and the facility agreement was terminated. In addition, on October 26, 2015, Qunar was granted a loan amounting to RMB640 million (US$99 million) from Baidu Times. The loan bore an interest at 4.14% with a repayment term of 12 months. Qunar repaid the loan in March, 2016.

Schedule of significant balances with related parties

	2017	2018
	RMB (in millions)
Due from related parties, current:
Due from Tongcheng-eLong	—	1,278
Due from eLong	153	—
Due from Baidu	119	23
Due from others	102	341
	374	1,642

Due from related parties, non-current:
Due from Skysea (a)	196	207
Due from others	22	22
	218	229
Due to related parties, current:
Due to Tongcheng-eLong	—	263
Due to eLong	273	—
Due to Baidu	58	8
Due to others	88	221
	419	492
(a)

In 2017, based on the impairment assessment by considering the operating results, market condition and business updates, a provision of RMB536 million for the loan and receivable balance due from Skysea was provided and a liability of RMB367 million for the contingent payable was recorded in “Other payables and accruals” (Note 15) which reflected the best estimates of the liability to be assume by the Company as of the date of this financial statement and offset by the proceeds from the net realisable value of Skysea in the event of winding down of its business, which is undergoing.